Equity-Accounted Joint Ventures - Investments in and Advances to Equity Accounted Investees (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) lease vessel terminal	Dec. 31, 2023 USD ($) vessel lease	Dec. 31, 2022 USD ($) vessel	Dec. 31, 2018	Dec. 01, 2015
Schedule of Equity Method Investments [Line Items]
Number of vessels	15	10
Number of terminals | terminal	1
Finance lease, liability | $	$ 1,727,553	$ 1,661,992
Number of lessors | lease	19	19
Financial Information of Joint Ventures	A summary of the Company's investments in and advances to equity-accounted joint ventures are as follows:

		As at December 31, 2024			As at December 31,
Name	Ownership Percentage	# of Delivered Vessels	LNG Terminal	Newbuildings on order (ix)	2024 $	2023 $
Angola Joint Venture (i)	33%	4	—	—	85,961	121,935
Bahrain LNG Joint Venture (ii)	30%	—	1	—	87,973	90,298
Exmar LPG Joint Venture (iii)	50%	18	—	12	187,860	160,158
MALT Joint Venture (iv)	52%	6	—	—	314,332	292,545
Pan Union LNG Joint Venture (v)	20%-30%	4	—	—	87,777	88,651
RasGas III Joint Venture (vi)	40%	4	—	—	117,995	130,124
Yamal LNG Joint Venture (vii)	50%	6	—	—	466,472	430,120
Other	50%	—	—	—	8	8
		42	1	12	1,348,378	1,313,839
Less credit loss provision					(1,800)	(2,100)
Investments in and advances to equity-accounted joint ventures, net					1,346,578	1,311,739

number of newbuildings on order	5	5
Corporate Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	100.00%
Investments in and advances to equity-accounted joint ventures, net (notes 3b and 7) | $	$ 1,346,578	$ 1,311,739
Equity Method Investments
Schedule of Equity Method Investments [Line Items]
Number of vessels	42
number of newbuildings on order	12
Angola Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	33.00%
Number of vessels	4
Investments in and advances to equity-accounted joint ventures, net (notes 3b and 7) | $	$ 85,961	121,935
number of newbuildings on order	0
Bahrain LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	30.00%			30.00%	30.00%
Number of vessels	0
Investments in and advances to equity-accounted joint ventures, net (notes 3b and 7) | $	$ 87,973	90,298
Interest accrued on advances | $	$ 26,400	20,600
number of newbuildings on order	0
Bahrain LNG Joint Venture | Corporate Joint Venture
Schedule of Equity Method Investments [Line Items]
Investments in and advances to equity-accounted joint ventures, net (notes 3b and 7) | $	$ 73,400	73,400
Interest Income, Other | $	$ 5,800	5,500	$ 5,100
Exmar LPG Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	50.00%
Number of vessels	18
Investments in and advances to equity-accounted joint ventures, net (notes 3b and 7) | $	$ 187,860	160,158
Carrying value of guarantee liability | $	$ 700	900
number of newbuildings on order	6		2
MALT Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	52.00%
Number of vessels	6
Investments in and advances to equity-accounted joint ventures, net (notes 3b and 7) | $	$ 314,332	292,545
Carrying value of guarantee liability | $	$ 300	300
number of newbuildings on order	0
Pan Union Joint Venture
Schedule of Equity Method Investments [Line Items]
Number of vessels	4
Investments in and advances to equity-accounted joint ventures, net (notes 3b and 7) | $	$ 87,777	88,651
number of newbuildings on order	0
RasGas 3 Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	40.00%
Number of vessels	4
Investments in and advances to equity-accounted joint ventures, net (notes 3b and 7) | $	$ 117,995	130,124
number of newbuildings on order	0
Yamal LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	50.00%
Number of vessels	6
Investments in and advances to equity-accounted joint ventures, net (notes 3b and 7) | $	$ 466,472	430,120
Carrying value of guarantee liability | $	$ 300	400
number of newbuildings on order	0
Dan-Unity CO2 A/S
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	50.00%
Number of vessels	0
Number of terminals | terminal	0
Investments in and advances to equity-accounted joint ventures, net (notes 3b and 7) | $	$ 8	$ 8
number of newbuildings on order	0
Building | Angola Joint Venture
Schedule of Equity Method Investments [Line Items]
Number of terminals | terminal	0
Building | Bahrain LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Number of terminals | terminal	1
Building | Exmar LPG Joint Venture
Schedule of Equity Method Investments [Line Items]
Number of terminals | terminal	0
Building | MALT Joint Venture
Schedule of Equity Method Investments [Line Items]
Number of terminals | terminal	0
Building | Pan Union Joint Venture
Schedule of Equity Method Investments [Line Items]
Number of terminals | terminal	0
Building | RasGas 3 Joint Venture
Schedule of Equity Method Investments [Line Items]
Number of terminals | terminal	0
Building | Yamal LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Number of terminals | terminal	0
LNG Carriers [Member]
Schedule of Equity Method Investments [Line Items]
Number of vessels	9	9
LNG Carriers [Member] | Yamal LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Number of vessels	6
LPG Carriers [Member] | Exmar LPG Joint Venture
Schedule of Equity Method Investments [Line Items]
number of newbuildings on order	12
Minimum | Pan Union Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	20.00%
Maximum | Pan Union Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	30.00%
Equity Method Investments
Schedule of Equity Method Investments [Line Items]
Investments in and advances to equity-accounted joint ventures, net (notes 3b and 7) | $	$ 1,348,378	$ 1,313,839
Financial Information of Joint Ventures	The following tables present aggregated summarized financial information reflecting a 100% ownership interest in the Company’s equity method investments and excluding the impact from purchase price adjustments arising from the acquisition of the Exmar LPG Joint Venture and the Pan Union LNG Joint Venture. The results include the Angola Joint Venture, the Bahrain LNG Joint Venture, the Excalibur Joint Venture (until its sale in September 2022), the Exmar LPG Joint Venture, the MALT Joint Venture, the Pan Union LNG Joint Venture, the RasGas III Joint Venture and the Yamal LNG Joint Venture and exclude the recognition of the other-than-temporary impairment of the Company's investment of the MALT Joint Venture (2022) and the subsequent amortization of the basis differences caused by these impairments.

	December 31, 2024 $	December 31, 2023 $
Cash and restricted cash – current	508,119	593,510
Other assets – current	262,791	270,807
Vessels and equipment, including vessels related to finance leases, operating lease right-of-use assets and advances on newbuilding contracts	2,514,549	2,543,897
Net investments in direct financing and sales-type leases – non-current	3,899,674	4,067,526
Other assets – non-current	350,647	328,061
Current portion of long-term debt, obligations related to finance leases, operating lease liabilities and advances from joint venture partners	673,714	636,559
Other liabilities – current	211,451	259,353
Long-term debt, obligations related to finance leases, operating lease liabilities and advances from joint venture partners	3,776,498	4,019,421
Other liabilities – non-current	71,205	87,824

	Year Ended December 31, 2024 $	Year Ended December 31, 2023 $	Year Ended December 31, 2022 $
Voyage revenues	1,016,277	1,041,655	998,412
Income from vessel operations	536,649	604,979	589,595
Realized and unrealized gain on non-designated derivative instruments:
Bahrain LNG Joint Venture	27,718	5,080	80,359
Other equity-accounted joint ventures	4,491	302	31,418
Net income	246,978	323,562	494,999

Loans Receivable
Schedule of Equity Method Investments [Line Items]
Financing Receivable, Allowance for Credit Loss | $	$ (1,800)	$ (2,100)